Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Loss Per Share

Computation of basic and diluted net loss per share for the three months ended June 30, 2024 and 2023, is as follows (in thousands, except share and per share amounts):

	For the Three Months Ended June 30,
	2024	2023
Net loss	$(614)	$(2,913)
Weighted-average shares outstanding - basic and diluted	34,544,935	25,000,000
Net loss per share – basic and diluted	$(0.02)	$(0.12)

Computation of basic and diluted net loss per share for the years ended March 31, 2024 and 2023, is as follows (in thousands, except share and per share amounts):

	Years Ended March 31,
	2024	2023
Net loss	$(8,443)	$(1,014)
Weighted-average shares outstanding, basic and diluted	26,382,190	25,000,000
Net loss per share – basic and diluted	$(0.32)	$(0.04)

Schedule of Antidilutive Securities Excluded From Computation of Net Loss Per Share

	June 30,
	2024	2023
Earnout shares	6,000,000	—
Common Stock underlying Public Warrants	10,100,000	—
Common Stock underlying Private Placement Warrants	3,235,000	—
Convertible debt (see Note 12)	660,000	—
Warrants issued with convertible debt (see Note 12)	330,000	—
Total	20,325,000	—

The following table outlines dilutive common share equivalents outstanding, which are excluded in the above diluted net loss per share calculation, as the effect of their inclusion would be anti-dilutive or the share equivalents were contingently issuable as of each period presented:

	March 31,
	2024	2023
Earnout shares	6,000,000	—
Common Stock underlying Public Warrants	10,100,000	—
Common Stock underlying Private Placement Warrants	3,235,000	—
Total	19,335,000	—